Cash and cash equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Cash and cash equivalents
Cash equivalents	€ 113,505	€ 217,626
Cash and bank balances	54,288	63,414
Total cash and cash equivalents	€ 167,793	€ 281,040	€ 140,869	€ 190,867